Significant Accounting Policies - Variable Interest Entities (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2014	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Initial contractual term (in years)	10 years
Long-term investments		$ 15,732	$ 112
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Long-term investments		1,069
Hedge fund investments | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Long-term investments		270
Private equity investments | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Long-term investments		524
Real estate partnerships | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Long-term investments		$ 275